UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

September 30, 2022

Acruence Active Hedge U.S. Equity ETF

Ticker: XVOL

Acruence Active Hedge U.S. Equity ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Acruence Active Hedge U.S. Equity ETF

PORTFOLIO ALLOCATION at September 30, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Consumer, Non-Cyclical	22.4%
Technology	22.4
Financial	14.8
Communications	12.1
Consumer, Cyclical	9.5
Industrial	7.6
Energy	4.8
Utilities	3.1
Basic Materials	2.0
Purchased Options	0.7
Cash & Cash Equivalents(1)	0.6
Total	100.0%

(1)Represents cash, money market funds, and other assets in excess of liabilities.

2

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 1.7%
The Boeing Co. (1)	215	$26,032
General Dynamics Corp.	95	20,156
L3Harris Technologies, Inc.	84	17,458
Lockheed Martin Corp.	97	37,470
Northrop Grumman Corp.	59	27,749
Raytheon Technologies Corp.	584	47,806
Teledyne Technologies, Inc. (1)	21	7,087
TransDigm Group, Inc.	25	13,121
		196,879
Agriculture – 0.8%
Altria Group, Inc.	718	28,993
Archer-Daniels-Midland Co.	224	18,021
Philip Morris International, Inc.	612	50,802
		97,816
Airlines – 0.1%
Delta Air Lines, Inc. (1)	266	7,464
Southwest Airlines Co. (1)	253	7,802
		15,266
Apparel – 0.4%
Nike, Inc. - Class B	492	40,895
VF Corp.	131	3,918
		44,813
Auto Manufacturers – 2.6%
Cummins, Inc.	63	12,821
Ford Motor Co.	1,582	17,719
General Motors Co.	570	18,291
PACCAR, Inc.	142	11,884
Tesla, Inc. (1)	933	247,478
		308,193
Auto Parts & Equipment – 0.1%
Aptiv PLC (1)	115	8,994

Banks – 4.6%
Bank of America Corp.	2,726	82,325
Citigroup, Inc.	767	31,961
Citizens Financial Group, Inc.	202	6,941
Fifth Third Bancorp	280	8,949
First Republic Bank	81	10,575
Huntington Bancshares, Inc.	588	7,750
JPMorgan Chase & Co.	1,126	117,667
KeyCorp	412	6,600
M&T Bank Corp.	74	13,048
Morgan Stanley	546	43,139

	Shares	Value
Common Stocks – 98.7% (Continued)
Banks – 4.6% (Continued)
The Bank of New York Mellon Corp.	308	$11,864
The Goldman Sachs Group, Inc.	137	40,148
Northern Trust Corp.	93	7,957
The PNC Financial Services Group, Inc.	166	24,804
Regions Financial Corp.	378	7,586
State Street Corp.	154	9,365
SVB Financial Group (1)	26	8,730
Truist Financial Corp.	521	22,684
U.S. Bancorp	540	21,773
Wells Fargo & Co.	1,470	59,123
		542,989
Beverages – 1.8%
Constellation Brands, Inc. - Class A	71	16,307
Keurig Dr Pepper, Inc.	310	11,104
Monster Beverage Corp. (1)	154	13,392
PepsiCo, Inc.	543	88,650
The Coca-Cola Co.	1,526	85,487
		214,940
Biotechnology – 1.7%
Amgen, Inc.	210	47,334
Biogen, Inc. (1)	63	16,821
Corteva, Inc.	285	16,288
Gilead Sciences, Inc.	502	30,968
Illumina, Inc. (1)	65	12,401
Incyte Corp. (1)	85	5,664
Moderna, Inc. (1)	131	15,491
Regeneron Pharmaceuticals, Inc. (1)	42	28,933
Vertex Pharmaceuticals, Inc. (1)	101	29,244
		203,144
Building Materials – 0.4%
Carrier Global Corp.	365	12,979
Johnson Controls International PLC	294	14,471
Martin Marietta Materials, Inc.	29	9,340
Vulcan Materials Co.	56	8,832
		45,622
Chemicals – 1.6%
Air Products and Chemicals, Inc.	92	21,411
Albemarle Corp.	54	14,280
CF Industries Holdings, Inc.	95	9,144
Dow, Inc.	296	13,003
DuPont de Nemours, Inc.	203	10,231
Ecolab, Inc.	104	15,020
International Flavors & Fragrances, Inc.	106	9,628
Linde PLC	199	53,648

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

3

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7% (Continued)
Chemicals – 1.6% (Continued)
LyondellBasell Industries NV	114	$8,582
PPG Industries, Inc.	98	10,848
The Mosaic Co.	160	7,733
The Sherwin-Williams Co.	98	20,065
		193,593
Commercial Services – 1.9%
Automatic Data Processing, Inc.	168	38,000
Cintas Corp.	41	15,916
Equifax, Inc.	55	9,429
FleetCor Technologies, Inc. (1)	40	7,047
Gartner, Inc. (1)	39	10,791
Global Payments, Inc.	120	12,966
Moody’s Corp.	68	16,531
PayPal Holdings, Inc. (1)	448	38,559
Quanta Services, Inc.	60	7,643
S&P Global, Inc.	139	42,444
United Rentals, Inc. (1)	33	8,914
Verisk Analytics, Inc.	70	11,937
		220,177
Computers – 8.3%
Accenture PLC - Class A	249	64,068
Apple, Inc.	5,820	804,324
Cognizant Technology Solutions Corp.	213	12,235
EPAM Systems, Inc. (1)	28	10,141
Fortinet, Inc. (1)	266	13,068
Hewlett Packard Enterprise Co.	518	6,206
HP, Inc.	424	10,566
International Business Machines Corp.	348	41,346
Leidos Holdings, Inc.	63	5,511
NetApp, Inc.	96	5,938
Seagate Technology Holdings PLC	98	5,216
Western Digital Corp. (1)	148	4,817
		983,436
Cosmetics & Personal Care – 1.4%
Colgate-Palmolive Co.	347	24,377
The Estee Lauder Company, Inc.	95	20,510
The Procter & Gamble Co.	938	118,423
		163,310
Distribution & Wholesale – 0.3%
Copart, Inc. (1)	94	10,001
Fastenal Co.	240	11,050
Pool Corp.	18	5,728
W.W. Grainger, Inc.	19	9,295
		36,074

	Shares	Value
Common Stocks – 98.7% (Continued)
Diversified Financial Services – 3.7%
American Express Co.	238	$32,108
Ameriprise Financial, Inc.	45	11,338
BlackRock, Inc.	57	31,366
Capital One Financial Corp.	158	14,563
CME Group, Inc. - Class A	141	24,975
Discover Financial Services	116	10,547
Intercontinental Exchange, Inc.	224	20,238
Mastercard, Inc. - Class A	336	95,538
Nasdaq, Inc.	151	8,559
Raymond James Financial, Inc.	85	8,400
Synchrony Financial	224	6,314
T. Rowe Price Group, Inc.	100	10,501
The Charles Schwab Corp.	593	42,619
Visa, Inc. - Class A	641	113,874
		430,940
Electric – 3.0%
Alliant Energy Corp.	112	5,935
Ameren Corp.	112	9,022
American Electric Power Co., Inc.	210	18,155
CenterPoint Energy, Inc.	261	7,355
CMS Energy Corp.	127	7,397
Consolidated Edison, Inc.	154	13,207
Constellation Energy Corp.	148	12,312
Dominion Energy, Inc.	324	22,392
DTE Energy Co.	84	9,664
Duke Energy Corp.	306	28,464
Edison International	160	9,053
Entergy Corp.	88	8,855
Evergy, Inc.	99	5,881
Eversource Energy	145	11,304
Exelon Corp.	405	15,171
FirstEnergy Corp.	248	9,176
NextEra Energy, Inc.	764	59,905
PPL Corp.	323	8,188
Public Service Enterprise Group, Inc.	202	11,358
Sempra Energy	126	18,892
The AES Corp.	298	6,735
The Southern Co.	421	28,628
WEC Energy Group, Inc.	134	11,984
Xcel Energy, Inc.	224	14,336
		353,369
Electrical Components & Equipment – 0.3%
AMETEK, Inc.	98	11,114
Emerson Electric Co.	242	17,720
Generac Holdings, Inc. (1)	29	5,166
		34,000

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited) (Continued)

4

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7% (Continued)
Electronics – 1.2%
Agilent Technologies, Inc.	126	$15,315
Amphenol Corp.	239	16,004
Fortive Corp.	153	8,920
Garmin Ltd.	65	5,220
Honeywell International, Inc.	269	44,915
Keysight Technologies, Inc. (1)	76	11,959
Mettler-Toledo International, Inc. (1)	12	13,009
TE Connectivity Ltd.	132	14,568
Trimble, Inc. (1)	103	5,590
		135,500
Energy – Alternate Sources – 0.2%
Enphase Energy, Inc. (1)	55	15,261
SolarEdge Technologies, Inc. (1)	26	6,018
		21,279
Engineering & Construction – 0.1%
Jacobs Solutions, Inc.	56	6,075

Environmental Control – 0.3%
Republic Services, Inc.	90	12,244
Waste Management, Inc.	154	24,672
		36,916
Food – 1.2%
Conagra Brands, Inc.	229	7,472
General Mills, Inc.	250	19,153
Kellogg Co.	111	7,732
McCormick & Co., Inc.	103	7,341
Mondelez International, Inc.	554	30,376
Sysco Corp.	210	14,849
The Hershey Co.	60	13,228
The J.M. Smucker Co.	51	7,008
The Kraft Heinz Co.	304	10,138
The Kroger Co.	266	11,638
Tyson Foods, Inc. - Class A	126	8,307
		137,242
Forest Products & Paper – 0.0% (2)
International Paper Co.	168	5,326
Gas – 0.1%
Atmos Energy Corp.	58	5,907

Hand & Machine Tools – 0.0% (2)
Stanley Black & Decker, Inc.	71	5,340

	Shares	Value
Common Stocks – 98.7% (Continued)
Healthcare – Products – 3.8%
Abbott Laboratories	687	$66,474
Align Technology, Inc. (1)	30	6,213
Baxter International, Inc.	210	11,311
Bio-Techne Corp.	20	5,680
Boston Scientific Corp. (1)	574	22,231
Danaher Corp.	253	65,347
Edwards Lifesciences Corp. (1)	249	20,575
Hologic, Inc. (1)	110	7,097
IDEXX Laboratories, Inc. (1)	36	11,729
Intuitive Surgical, Inc. (1)	143	26,804
Medtronic PLC	532	42,959
PerkinElmer, Inc.	55	6,618
ResMed, Inc.	61	13,316
STERIS PLC	42	6,984
Stryker Corp.	134	27,140
The Cooper Company, Inc.	26	6,862
Thermo Fisher Scientific, Inc.	154	78,107
Waters Corp. (1)	29	7,816
West Pharmaceutical Services, Inc.	30	7,383
Zimmer Biomet Holdings, Inc.	93	9,723
		450,369
Healthcare – Services – 2.9%
Catalent, Inc. (1)	84	6,078
Centene Corp. (1)	238	18,519
Elevance Health, Inc.	98	44,515
HCA Healthcare, Inc.	97	17,828
Humana, Inc.	53	25,715
IQVIA Holdings, Inc. (1)	81	14,672
Laboratory Corp of America Holdings	42	8,602
Molina Healthcare, Inc. (1)	27	8,906
Quest Diagnostics, Inc.	55	6,748
UnitedHealth Group, Inc.	365	184,340
		335,923
Home Builders – 0.1%
D.R. Horton, Inc.	131	8,823
Lennar Corp. - Class A	108	8,051
		16,874
Household Products & Wares – 0.3%
Church & Dwight Co., Inc.	106	7,573
Kimberly-Clark Corp.	141	15,868
The Clorox Co.	56	7,190
		30,631

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited) (Continued)

5

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7% (Continued)
Insurance – 3.8%
Aflac, Inc.	249	$13,994
American International Group, Inc.	328	15,573
Aon PLC	88	23,573
Arthur J Gallagher & Co.	88	15,067
Berkshire Hathaway, Inc. - Class B (1)	698	186,380
Brown & Brown, Inc.	113	6,834
Chubb Ltd.	168	30,556
Cincinnati Financial Corp.	65	5,822
Marsh & McLennan Company, Inc.	202	30,157
MetLife, Inc.	275	16,714
Principal Financial Group, Inc.	105	7,576
Prudential Financial, Inc.	154	13,210
The Allstate Corp.	112	13,947
The Hartford Financial Services Group, Inc.	146	9,043
The Progressive Corp.	234	27,193
The Travelers Company, Inc.	98	15,014
W.R. Berkley Corp.	98	6,329
Willis Towers Watson PLC	53	10,650
		447,632
Internet – 8.8%
Alphabet, Inc. - Class A (1)	2,272	217,317
Alphabet, Inc. - Class C (1)	2,072	199,223
Amazon.com, Inc. (1)	3,331	376,403
Booking Holdings, Inc. (1)	16	26,291
CDW Corp.	60	9,365
eBay, Inc.	253	9,313
Expedia Group, Inc. - Class A (1)	70	6,558
Match Group, Inc. (1)	126	6,017
Meta Platforms, Inc. - Class A (1)	883	119,805
Netflix, Inc. (1)	178	41,908
Twitter, Inc. (1)	322	14,116
VeriSign, Inc. (1)	45	7,817
		1,034,133
Iron & Steel – 0.1%
Nucor Corp.	108	11,555

Lodging – 0.2%
Hilton Worldwide Holdings, Inc.	112	13,509
Marriott International, Inc.	112	15,696
		29,205
Machinery – Construction & Mining – 0.3%
Caterpillar, Inc.	205	33,636

	Shares	Value
Common Stocks – 98.7% (Continued)
Machinery – Diversified – 0.8%
Deere & Co.	109	$36,394
Dover Corp.	60	6,995
IDEX Corp.	36	7,195
Ingersoll Rand, Inc.	167	7,224
Otis Worldwide Corp.	176	11,229
Rockwell Automation, Inc.	49	10,540
Westinghouse Air Brake Technologies Corp.	83	6,752
Xylem, Inc.	83	7,251
		93,580
Media – 1.3%
Charter Communications, Inc. - Class A (1)	49	14,864
Comcast Corp. - Class A	1,756	51,504
FactSet Research Systems, Inc.	18	7,202
The Walt Disney Co. (1)	707	66,691
ViacomCBS, Inc. - Class B	285	5,426
Warner Bros Discovery, Inc. (1)	899	10,339
		156,026
Mining – 0.2%
Freeport-McMoRan, Inc.	560	15,305
Newmont Corp.	310	13,029
		28,334
Miscellaneous Manufacturers – 1.0%
3M Co.	226	24,973
Eaton Corp PLC	159	21,204
General Electric Co.	434	26,869
Illinois Tool Works, Inc.	113	20,414
Parker-Hannifin Corp.	56	13,569
Trane Technologies PLC	98	14,191
		121,220
Office & Business Equipment – 0.1%
Zebra Technologies Corp. (1)	27	7,074

Oil & Gas – 4.0%
Chevron Corp.	750	107,752
ConocoPhillips	502	51,375
Coterra Energy, Inc.	358	9,351
Devon Energy Corp.	251	15,093
Diamondback Energy, Inc.	76	9,155
EOG Resources, Inc.	230	25,698
Exxon Mobil Corp.	1,582	138,124
Hess Corp.	114	12,425
Marathon Oil Corp.	304	6,864
Marathon Petroleum Corp.	210	20,859

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited) (Continued)

6

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7% (Continued)
Oil & Gas – 4.0% (Continued)
Occidental Petroleum Corp.	347	$21,323
Phillips 66	194	15,660
Pioneer Natural Resources Co.	91	19,704
Valero Energy Corp.	163	17,417
		470,800
Oil & Gas Services – 0.3%
Baker Hughes Co. - Class A	383	8,028
Halliburton Co.	365	8,986
Schlumberger NV	558	20,032
		37,046
Packaging & Containers – 0.1%
Amcor PLC	602	6,460
Ball Corp.	129	6,233
		12,693
Pharmaceuticals – 6.7%
AbbVie, Inc.	692	92,873
AmerisourceBergen Corp.	61	8,255
Becton Dickinson and Co.	113	25,180
Bristol-Myers Squibb Co.	843	59,929
Cardinal Health, Inc.	121	8,068
Cigna Corp.	126	34,961
CVS Health Corp.	514	49,020
Dexcom, Inc. (1)	155	12,484
Eli Lilly & Co.	309	99,915
Johnson & Johnson	1,024	167,281
McKesson Corp.	60	20,392
Merck & Co., Inc.	994	85,603
Pfizer, Inc.	2,173	95,091
Zoetis, Inc.	185	27,434
		786,486
Pipelines – 0.3%
Kinder Morgan, Inc.	758	12,613
ONEOK, Inc.	183	9,377
The Williams Company, Inc.	499	14,286
		36,276
Real Estate – 0.1%
CBRE Group, Inc. (1)	139	9,384

Real Estate Investment Trusts (REITs) – 2.6%
Alexandria Real Estate Equities, Inc.	65	9,112
American Tower Corp.	184	39,505
AvalonBay Communities, Inc.	59	10,867
Camden Property Trust	49	5,853
Crown Castle, Inc.	173	25,007

	Shares	Value
Common Stocks – 98.7% (Continued)
Real Estate Investment Trusts (REITs) – 2.6% (Continued)
Digital Realty Trust, Inc.	113	$11,207
Duke Realty Corp.	160	7,712
Equinix, Inc.	39	22,185
Equity Residential	140	9,411
Essex Property Trust, Inc.	28	6,782
Extra Space Storage, Inc.	57	9,844
Healthpeak Properties, Inc.	252	5,776
Iron Mountain, Inc.	127	5,584
Mid-America Apartment Communities, Inc.	56	8,684
Prologis, Inc.	286	29,057
Public Storage	64	18,740
Realty Income Corp.	248	14,434
SBA Communications Corp.	45	12,809
Simon Property Group, Inc.	140	12,565
UDR, Inc.	142	5,923
Ventas, Inc.	169	6,789
VICI Properties, Inc.	402	12,000
Welltower, Inc.	187	12,028
Weyerhaeuser Co.	319	9,111
		310,985
Retail – 5.6%
AutoZone, Inc. (1)	10	21,419
Best Buy Co., Inc.	85	5,384
CarMax, Inc. (1)	71	4,687
Chipotle Mexican Grill, Inc. (1)	14	21,039
Costco Wholesale Corp.	175	82,647
Darden Restaurants, Inc.	56	7,074
Dollar General Corp.	93	22,307
Dollar Tree, Inc. (1)	98	13,338
Domino’s Pizza, Inc.	17	5,273
Genuine Parts Co.	56	8,362
Lowe’s Company, Inc.	259	48,643
McDonald’s Corp.	290	66,915
O’Reilly Automotive, Inc. (1)	29	20,397
Ross Stores, Inc.	145	12,219
Starbucks Corp.	457	38,507
Target Corp.	182	27,007
The Home Depot, Inc.	401	110,652
The TJX Company, Inc.	463	28,761
Tractor Supply Co.	52	9,666
Ulta Beauty, Inc. (1)	27	10,832
Walgreens Boots Alliance, Inc.	299	9,389
Walmart, Inc.	551	71,465
Yum! Brands, Inc.	122	12,973
		658,956

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited) (Continued)

7

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Shares	Value
Common Stocks – 98.7% (Continued)
Semiconductors – 4.6%
Advanced Micro Devices, Inc. (1)	610	$38,650
Analog Devices, Inc.	204	28,425
Applied Materials, Inc.	336	27,529
Broadcom, Inc.	155	68,822
Intel Corp.	1,569	40,433
KLA Corp.	57	17,250
Lam Research Corp.	56	20,496
Microchip Technology, Inc.	219	13,366
Micron Technology, Inc.	434	21,743
Monolithic Power Systems, Inc.	20	7,268
NVIDIA Corp.	934	113,378
NXP Semiconductors NV	111	16,374
ON Semiconductor Corp. (1)	174	10,845
QUALCOMM, Inc.	420	47,452
Skyworks Solutions, Inc.	79	6,736
Teradyne, Inc.	69	5,185
Texas Instruments, Inc.	350	54,173
		538,125
Software – 9.4%
Activision Blizzard, Inc.	308	22,897
Adobe, Inc. (1)	182	50,086
Akamai Technologies, Inc. (1)	70	5,622
ANSYS, Inc. (1)	38	8,425
Autodesk, Inc. (1)	91	16,999
Broadridge Financial Solutions, Inc.	54	7,793
Cadence Design Systems, Inc. (1)	116	18,958
Electronic Arts, Inc.	113	13,075
Fidelity National Information Services, Inc.	251	18,968
Fiserv, Inc. (1)	238	22,270
Intuit, Inc.	112	43,380
Microsoft Corp.	2,876	669,820
MSCI, Inc.	36	15,185
Oracle Corp.	626	38,230
Paychex, Inc.	134	15,036
Paycom Software, Inc. (1)	23	7,590
Roper Technologies, Inc.	42	15,105
Salesforce, Inc. (1)	382	54,947
ServiceNow, Inc. (1)	81	30,586
Synopsys, Inc. (1)	61	18,636
Take-Two Interactive Software, Inc. (1)	70	7,630
Tyler Technologies, Inc. (1)	20	6,950
		1,108,188
Telecommunications – 2.0%
Arista Networks, Inc. (1)	94	10,612
AT&T, Inc.	2,801	42,967

	Shares	Value
Common Stocks – 98.7% (Continued)
Telecommunications – 2.0% (Continued)
Cisco Systems, Inc.	1,609	$64,360
Corning, Inc.	297	8,619
Motorola Solutions, Inc.	69	15,454
T-Mobile US, Inc. (1)	232	31,127
Verizon Communications, Inc.	1,666	63,258
		236,397
Transportation – 1.4%
CSX Corp.	868	23,123
Expeditors International of Washington, Inc.	76	6,712
FedEx Corp.	99	14,699
Norfolk Southern Corp.	98	20,546
Old Dominion Freight Line, Inc.	42	10,448
Union Pacific Corp.	244	47,536
United Parcel Service, Inc. - Class B	293	47,331
		170,395
Water – 0.1%
American Water Works Co., Inc.	78	10,153
Total Common Stock
(Cost $12,906,527)		11,629,216
Purchased Call Options – 0.7%
CBOE Volatility Index Call Options
Expiration 10/19/2022, Exercise Price $35.00 (3)	350	78,750
Total Purchased Call Options
(Cost $35,535)		78,750
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 2.775% (4)	18,097	18,097
Total Short-Term Investments
(Cost $18,097)		18,097
Total Investments in Securities – 99.5%
(Cost $12,960,159)		11,726,063
Other Assets in Excess of Liabilities – 0.5%		53,909
Total Net Assets – 100.0%		$11,779,972

(1)Non-income producing security.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.

(4)The rate shown is the annualized seven-day effective yield as of September 30, 2022.

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited) (Continued)

8

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

Assets:
Investments in securities, at value (Cost $12,960,159) (Note 2)	$11,726,063
Collateral at broker for purchased options	53,535
Receivables:
Dividends and interest	9,845
Total assets	11,789,443

Liabilities:
Payables:
Management fees (Note 4)	9,471
Total liabilities	9,471
Net Assets	$11,779,972

Components of Net Assets:
Paid-in capital	$24,037,618
Total distributable (accumulated) earnings (losses)	(12,257,646)
Net assets	$11,779,972

Net Asset Value (unlimited shares authorized):
Net assets	$11,779,972
Shares of beneficial interest issued and outstanding	700,000
Net asset value	$16.83

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES at September 30, 2022 (Unaudited)

9

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

Investment Income:
Dividend income (net of foreign withholding tax of $134)	$398,156
Interest income	366
Total investment income	398,522

Expenses:
Management fees (Note 4)	205,563
Total expenses	205,563
Net investment income (loss)	192,959

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(11,105,336)
Change in net unrealized appreciation/depreciation on:
Investments	(8,215,179)
Net realized and unrealized gain (loss) on investments	(19,320,515)
Net increase (decrease) in net assets resulting from operations	$(19,127,556)

CONSOLIDATED STATEMENT OF OPERATIONS For the Six-Months Ended September 30, 2022 (Unaudited)

10

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Six-Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$192,959	$421,368
Net realized gain (loss) on investments	(11,105,336)	(2,153,807)
Change in net unrealized appreciation/depreciation on investments	(8,215,179)	6,981,082
Net increase (decrease) in net assets resulting from operations	(19,127,556)	5,248,643

Distributions to Shareholders:
Net distributions to shareholders	—	(292,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	(73,180,375)	99,131,260
Total increase (decrease) in net assets	(92,307,931)	104,087,903

Net Assets:
Beginning of period	104,087,903	—
End of period	$11,779,972	$104,087,903

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to March 31, 2022.

(2)Summary of share transactions is as follows:

	Six-Months Ended September 30, 2022 (Unaudited)		Period Ended March 31, 2022 (1)
	Shares	Value	Shares	Value
Shares sold	50,000	$926,585	4,900,000	$99,131,260
Shares redeemed	(4,250,000)	(74,106,960)	—	—
Net increase (decrease)	(4,200,000)	$(73,180,375)	4,900,000	$99,131,260

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

11

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

	Six-Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022 (1)

Net asset value, beginning of period	$21.24	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08	0.11
Net realized and unrealized gain (loss) on investments	(4.49)	1.20
Total from investment operations	(4.41)	1.31

Less Distributions:
From net investment income	—	(0.07)
Total distributions	—	(0.07)

Net asset value, end of period	$16.83	$21.24
Total return (3)(4)	(20.78)%	6.52%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$11.8	$104.1
Portfolio turnover rate (3)	7%	6%
Ratio of expenses to average net assets (5)	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (5)	0.78%	0.56%

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to March 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

CONSOLIDATED FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

12

Acruence Active Hedge U.S. Equity ETF

NOTE 1 – ORGANIZATION

The Acruence Active Hedge U.S. Equity ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on April 21, 2021.

The investment objective of the Fund is to seek capital appreciation with reduced volatility as compared to the S&P 500® Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include real estate investment trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited)

13

Acruence Active Hedge U.S. Equity ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s consolidated investments as of September 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$11,629,216	$—	$—	$11,629,216
Purchased Call Options	78,750	—	—	78,750
Short-Term Investments	18,097	—	—	18,097
Total Investments in Securities	$11,726,063	$—	$—	$11,726,063

(1)See Schedule of Investments for the industry breakout.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The following table shows the effects of derivative instruments on the financial statements.

Statement of Assets & Liabilities

Fair value of derivative instruments as of September 30, 2022:

	Asset Derivatives as of September 30, 2022		Liability Derivatives as of September 30, 2022
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Call Options Purchased (1)	Investments in securities, at value	$78,750	None	$—

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six-months ended September 30, 2022:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Call Options Purchased (1)	Realized and Unrealized Gain (Loss) on Investments	$(629,742)	$256,301

(1)The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Fund.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

14

Acruence Active Hedge U.S. Equity ETF

B.Basis for Consolidation for the Fund – The Fund may invest up to 20% of its assets in the Toroso Cayman Subsidiary I, a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary only invests in option contracts (“VIX Options”) on the CBOE Volatility Index (the “VIX Index”). The Fund’s investment in the Subsidiary will not exceed 20% of the value of the Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to the Subsidiary, but does not receive separate compensation.

The Subsidiary is not registered under the 1940 Act, but is subject to certain protections of the 1940 Act with respect to the Fund, as described in the Fund’s Statement of Additional Information. All of the Fund’s investments in the Subsidiary are subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and segregation requirements and liquidity. In addition, the valuation and brokerage policies of the Fund are applied to the Subsidiary. The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because the Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders.

The financial information of the Subsidiary has been consolidated into the Fund’s financial statements. The Fund had 0.7% of its total assets invested in the Subsidiary as of September 30, 2022.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of September 30, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

15

Acruence Active Hedge U.S. Equity ETF

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager.The Fund implemented a Rule 18f-4 Derivative Risk Management Program effective August 19, 2022, that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of VIX Options. One of the primary drivers of the value of a VIX Option is movement in the spot value of the VIX Index, which is a measure of implied volatility of S&P 500 options. Therefore, changing market expectations of future volatility will lead to changes in the market value of VIX Options. VIX Options will be subject to market risk. Because implied volatilities often rise during periods of market stress, the VIX Index is often negatively correlated to equity markets. Options may also present tracking risk. An imperfect or variable degree of correlation between price movements of the derivative and the underlying investment may prevent the portfolio from achieving the intended effect. The value of an option can change over time depending on several factors aside from just changes in the underlying asset’s price, such as the time remaining to expiration and the expected level of volatility in the underlying asset. For option buyers, the risk of loss is limited to the option premium at the time of purchase.

B.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

16

Acruence Active Hedge U.S. Equity ETF

C.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

D.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Prior to May 18, 2022, shares were listed on the NYSE Arca, Inc.

E.Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The VIX Options and other investments held by the Subsidiary are generally similar to those investments that are permitted to be held by the Fund and are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

F.Management Risk. The Fund is actively-managed and may not meet its investment objective based on Acruence Capital, LLC's (the “Sub-Adviser”) success or failure to implement investment strategies for the Fund. Although the Sub-Adviser has options trading experience, including trading VIX Options, the Sub-Adviser may not be able to replicate the historical performance of its options strategies.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

17

Acruence Active Hedge U.S. Equity ETF

G.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

H.Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

I.Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. While the SubAdviser’s model measures relationships between the VIX Index, volatility, and premiums, levels may be depressed for extended periods and options can expire worthless.

J.Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

K.Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.83%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

Acruence Capital, LLC serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

18

Acruence Active Hedge U.S. Equity ETF

Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended September 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $3,473,340 and $67,850,435, respectively.

For the six-months ended September 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the six-months ended September 30, 2022, in-kind transactions associated with creations and redemptions for the Fund were $881,057 and $9,098,793, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended September 30, 2022 and the period ended March 31, 2022, was as follows:

	September 30, 2022	March 31, 2022
Distributions paid from:
Ordinary income	$—	$292,000

As of the most recent fiscal period ended March 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

March 31, 2022
Cost of investments (1)	$97,065,457
Gross tax unrealized appreciation	13,898,705
Gross tax unrealized depreciation	(7,145,233)
Net tax unrealized appreciation (depreciation)	6,753,472
Undistributed ordinary income (loss)	129,368
Undistributed long-term capital gain (loss)	—
Total distributable earnings	129,368
Other accumulated gain (loss)	(12,930)
Total accumulated gain (loss)	$6,869,910

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

19

Acruence Active Hedge U.S. Equity ETF

Net capital losses incurred after October 31 and net investment losses incurred after March 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended March 31, 2022, the Fund had no late year losses. As of the most recent fiscal period ended March 31, 2022, the Fund had short-term capital loss carryovers of $12,930, which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2022, Daniel Carlson resigned as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, was appointed Senior Vice President of the Trust, and continues to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich was appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

20

Acruence Active Hedge U.S. Equity ETF

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2022 to September 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$792.20	$3.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.91	$4.20

(1)Expenses are equal to the Fund’s annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLE For the Six-Months Ended September 30, 2022 (Unaudited)

21

Acruence Active Hedge U.S. Equity ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 653-6400 or by accessing the Fund’s website at www.acruenceetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 653-6400 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.acruenceetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.acruenceetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.acruenceetf.com.

ADDITIONAL INFORMATION

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Acruence Capital, LLC
539 W. Commerce St., Suite 3770
Dallas, Texas 75208

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Acruence Active Hedge U.S. Equity ETF	XVOL	886364744

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 3, 2022

* Print the name and title of each signing officer under his or her signature.

4